UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/04
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            11/12/04
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        94

Form 13f Information Table Value Total:                17,634,738
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Waste Industries, Inc.  COM              019589308     3274   370000 SH       SOLE                   370000
Alltel Corp                    COM              020039103    30415   553900 SH       SOLE                   553900
Aon Corp                       COM              037389103   888192 30904400 SH       SOLE                 24110400           6794000
                                                            420380 14627000 SH       DEFINED 01           14627000
                                                              1121    39000 SH       OTHER                   39000
Checkpoint Systems, Inc.       COM              162825103    17672  1135000 SH       SOLE                   881100            253900
Comcast Corp Cl A              COM              20030N101   107414  3803595 SH       SOLE                  2693747           1109848
                                                             47132  1668996 SH       DEFINED 01            1668996
                                                                37     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   638478 22868107 SH       SOLE                 18379607           4488500
                                                            356231 12759000 SH       DEFINED 01           12759000
                                                               740    26500 SH       OTHER                   26500
Coors - Class B                COM              217016104    78909  1161800 SH       SOLE                  1110800             51000
                                                            191874  2825000 SH       DEFINED 01            2825000
DIRECTV Group, Inc.            COM              25459L106   765151 43499194 SH       SOLE                 36436852           7062342
                                                            342418 19466602 SH       DEFINED 01           19466602
                                                              1047    59543 SH       OTHER                   59543
Deltic Timber Corp             COM              247850100     3183    80000 SH       SOLE                                      80000
                                                             59275  1489700 SH       DEFINED 01            1489700
Diageo Plc - ADR               COM              25243Q205    27706   549400 SH       SOLE                   502400             47000
FedEx Corp.                    COM              31428X106   518121  6046461 SH       SOLE                  4785861           1260600
                                                            481149  5615000 SH       DEFINED 01            5615000
                                                              2045    23866 SH       OTHER                   23866
First Horizon National Corp    COM              320517105     1041    24000 SH       SOLE                    24000
Forest City Enterprises, Inc.  COM              345550107    81416  1477600 SH       SOLE                   637100            840500
                                                             85525  1552175 SH       DEFINED 01            1552175
General Motors                 COM              370442105   717651 16893860 SH       SOLE                 12917060           3976800
                                                            371318  8741000 SH       DEFINED 01            8741000
                                                               843    19833 SH       OTHER                   19833
Hasbro Inc                     COM              418056107    85168  4530200 SH       SOLE                  2597200           1933000
                                                             94931  5049500 SH       DEFINED 01            5049500
Hilb, Rogal & Hobbs Co.        COM              431294107     2427    67000 SH       SOLE                                      67000
                                                            115955  3201400 SH       DEFINED 01            3201400
Hilton Hotels Corp             COM              432848109   539616 28642044 SH       SOLE                 22891892           5750152
                                                            455633 24184353 SH       DEFINED 01           24184353
                                                              1049    55666 SH       OTHER                   55666
IHOP Corp.                     COM              449623107    37339   977200 SH       SOLE                   859200            118000
                                                            113793  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    40076  4309300 SH       SOLE                  3315000            994300
                                                             82297  8849100 SH       DEFINED 01            8849100
Knight Ridder                  COM              499040103   238565  3645000 SH       SOLE                  2994300            650700
                                                            194602  2973300 SH       DEFINED 01            2973300
                                                               707    10800 SH       OTHER                   10800
Koninklijke Philips Electronic COM              500472303   521800 22776100 SH       SOLE                 17817100           4959000
                                                            114665  5005034 SH       DEFINED 01            5005034
                                                               825    36000 SH       OTHER                   36000
Level 3 Communications         COM              52729N100   138683 53545646 SH       SOLE                 40646021          12899625
                                                            280306 108226271SH       DEFINED 01          108226271
Marriott International Class A COM              571903202    49170   946300 SH       SOLE                   871300             75000
                                                             58949  1134500 SH       DEFINED 01            1134500
Millea Holdings, Inc. ADR      COM              60032R106    52123   811000 SH       SOLE                   811000
NCR Corp                       COM              62886E108   172980  3488200 SH       SOLE                  2433800           1054400
                                                            106415  2145900 SH       DEFINED 01            2145900
NTT Docomo, Inc. ADR           COM              62942M201    15725   925000 SH       SOLE                   494000            431000
Neiman Marcus Group Class B    COM              640204301    27450   515500 SH       SOLE                   515500
                                                            124206  2332500 SH       DEFINED 01            2332500
Neiman-Marcus Group            COM              640204202   106519  1852500 SH       SOLE                  1577500            275000
News Corp Ltd ADR              COM              652487703    14857   452000 SH       SOLE                   334000            118000
                                                             45525  1385000 SH       DEFINED 01            1385000
Nippon Telegraph and Telephone COM              654624105    49710  2488000 SH       SOLE                  1705000            783000
Odyssey Re Holdings Corp       COM              67612W108     6208   279900 SH       SOLE                   253400             26500
PepsiAmericas. Inc.            COM              71343P200    36128  1891500 SH       SOLE                  1671500            220000
                                                            100521  5262900 SH       DEFINED 01            5262900
Pioneer Natural Resources Co.  COM              723787107   171038  4960500 SH       SOLE                  3770900           1189600
                                                            297945  8641100 SH       DEFINED 01            8641100
                                                               621    18000 SH       OTHER                   18000
Ruddick Corp.                  COM              781258108    66660  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   247324 20524800 SH       SOLE                 14216200           6308600
Shaw Communications, Inc. Clas COM              82028K200   196133 11758600 SH       SOLE                  8043300           3715300
                                                            275647 16525600 SH       DEFINED 01           16525600
Telephone & Data Systems, Inc. COM              879433100   677649  8050957 SH       SOLE                  5968957           2082000
                                                            302886  3598500 SH       DEFINED 01            3598500
                                                               758     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     7989   155300 SH       SOLE                    80700             74600
                                                            148199  2881000 SH       DEFINED 01            2881000
Trizec Properties              COM              89687P107   199651 12501636 SH       SOLE                  9530136           2971500
                                                            263184 16479900 SH       DEFINED 01           16479900
                                                               637    39900 SH       OTHER                   39900
Vivendi Universal ADR          COM              92851S204   607954 23628200 SH       SOLE                 18770100           4858100
                                                            106571  4141900 SH       DEFINED 01            4141900
                                                              1132    44000 SH       OTHER                   44000
Walt Disney Company            COM              254687106   776570 34437700 SH       SOLE                 27457100           6980600
                                                            416386 18465000 SH       DEFINED 01           18465000
                                                              1037    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   618068 22606723 SH       SOLE                 17668223           4938500
                                                            277804 10161100 SH       DEFINED 01           10161100
                                                               988    36132 SH       OTHER                   36132
Willis Group Holdings Ltd      COM              G96655108    72047  1926400 SH       SOLE                  1671400            255000
                                                             47255  1263500 SH       DEFINED 01            1263500
Yum! Brands, Inc.              COM              988498101   741676 18240923 SH       SOLE                 15326923           2914000
                                                            500037 12298000 SH       DEFINED 01           12298000
                                                              1382    34000 SH       OTHER                   34000
Fairfax Financial Holdings Ltd COM              303901102   172217  1388210 SH       SOLE                   959410            428800
                                                            172613  1391400 SH       DEFINED 01            1391400